Shareholder Report	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE PLACE ADVISORS TRUST
Entity Central Index Key	0001750821
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000249248
Shareholder Report [Line Items]
Fund Name	Fort Pitt Capital Total Return Fund
Trading Symbol	FPCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fort Pitt Capital Total Return Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fortpittcapitalfunds.com/. You can also request this information by contacting us at 800-471-5827.
Additional Information Phone Number	800-471-5827
Additional Information Website	https://www.fortpittcapitalfunds.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fort Pitt Capital Total Return Fund	$119	1.00%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 63,664,023	$ 63,664,023
Holdings Count | Holding	33	33
Advisory Fees Paid, Amount	$ 364,201
InvestmentCompanyPortfolioTurnover	14.00%
Updated Prospectus Web Address	https://www.fortpittcapitalfunds.com/
C000217840
Shareholder Report [Line Items]
Fund Name	North Square Advisory Research Small Cap Value Fund
Class Name	Class I
Trading Symbol	ADVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Advisory Research Small Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	0.94%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the fiscal year ended October 31, 2024, the Fund's outperformance versus its benchmark index, the Russell 2000 Value Index was primarily due to individual stock selection. The Fund’s management focuses on fundamental research and company specific execution that can generate excess returns for the Fund’s shareholders. Equity markets were generally favorable over the period as smaller companies benefited from recovery from the supply chain issues that were prevalent during the pandemic, and the Fund’s individual positions broadly executed at a high level both operationally and strategically.

As an example of the Fund’s company specific approach to investing, Alkami Technology (TK: ALKT) was a top performer in the Fund for the year, up over 100% for the year. Alkami is a provider of client facing digital banking software for credit unions, retail and commercial banking institutions across the US. ALKT executed on its strategy to bring new clients to its platform as well as increasing penetration with its current client base, driving revenues and profits higher.

On the negative side, Grocery Outlet (TK:GO) was an underperformer for the Fund, down 30% over the Fund’s holding period. Grocery Outlet is a discount grocery chain, which is able to move overstock food and other sundries through its stores operated by independent operators. New technology system roll out hampered performance, as increased cost and complexity were experienced at the stores in the near term, weighing on short term profitability. The Fund continues to hold its investment in GO, as the expectation is these issues can be resolved and the company can continue to grow units in the US.

Going forward, the Fund believes small US business with solid balance sheets, profits, and plans for growth continue to be an attractive part of the market to generate returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Advisory Research Small Cap Value - Class I	Russell 2000® Value Index	Russell 3000® Total Return Index
Oct-2014	$1,000,000	$1,000,000	$1,000,000
Oct-2015	$989,019	$971,220	$1,044,899
Oct-2016	$1,024,350	$1,056,802	$1,089,235
Oct-2017	$1,248,941	$1,318,985	$1,350,427
Oct-2018	$1,365,494	$1,311,187	$1,439,500
Oct-2019	$1,542,328	$1,353,400	$1,633,685
Oct-2020	$1,378,801	$1,164,995	$1,799,473
Oct-2021	$2,014,139	$1,914,068	$2,589,427
Oct-2022	$1,831,862	$1,708,738	$2,161,712
Oct-2023	$1,767,507	$1,539,065	$2,342,866
Oct-2024	$2,468,683	$2,028,018	$3,229,762

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Advisory Research Small Cap Value - Class I	39.67%	9.86%	9.46%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 25,498,920	$ 25,498,920
Holdings Count | Holding	37	37
Advisory Fees Paid, Amount	$ 117,670
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$25,498,920 Number of Portfolio Holdings37 Advisory Fee (net of waivers)$117,670 Portfolio Turnover52%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.5%
Communications	1.3%
Health Care	2.5%
Real Estate	4.8%
Consumer Staples	5.7%
Technology	5.7%
Materials	11.9%
Financials	15.4%
Industrials	24.4%
Consumer Discretionary	27.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000222264
Shareholder Report [Line Items]
Fund Name	North Square Altrinsic International Equity Fund
Class Name	Class I
Trading Symbol	NSIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square Altrinsic International Equity Fund (the "Fund") for the period of November 1, 2023 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.97%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Enthusiasm around GLP-1 drugs, (which are drugs used to lower blood pressure and treat lipid disorders and fatty liver diseases), and generative artificial intelligence drove a powerful market rally linked to a narrow group of stocks. Market conditions remind us of other episodes of excess (Japan '89, internet bubble '00, pre-GFC '07); in the latter two, our relative performance lagged as we avoided hyped stocks, but the ensuing period was marked by outperformance.

Sources of negative attribution:

• Industrials: Tepid US tractor demand depressed Kubota’s sales growth. In response, Kubota is improving efficiency and expanding in Asian markets.

• Consumer Staples: Companies continue to experience post-COVID volume weakness due to higher prices. Several holdings (Heineken, Diageo, Pernod Ricard) have long track records of pre-COVID volume and price growth; we are confident they can deliver long-term growth and shareholder value.

• Communications: Baidu held back on monetizing AI-integrated search results. This should improve upon optimization of the user interface and engagement.

Sources of positive attribution:

• Consumer Discretionary: Accelerating sales growth and operating profits boosted investor confidence in Adidas’ turnaround story.

• Materials: CRH PLC benefitted from a positive outlook for US infrastructure spending while Agnico Eagle benefitted from a strong gold price.

• Financials: Our holdings exhibited broad-based strength amid robust economic growth and higher interest rates.

The Fund's portfolio companies are trading near some of the lowest valuations in years with strong resilience and earnings prospects. Idea flow is solid, and international valuations are compelling. Margin of safety is an important element of our process and is particularly significant now, given mounting macro and geopolitical risks, many of which seem to be largely ignored by markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Altrinsic International Equity Fund - Class I	MSCI EAFE Index
Dec-2020	$1,000,000	$1,000,000
Oct-2021	$1,089,186	$1,135,429
Oct-2022	$889,897	$874,294
Oct-2023	$1,030,731	$1,000,200
Oct-2024	$1,211,449	$1,229,906

Average Annual Return [Table Text Block]
	1 Year	Since Inception (December 4, 2020)
North Square Altrinsic International Equity Fund - Class I	17.53%	5.03%
MSCI EAFE Index	22.97%	5.44%

Performance Inception Date		Dec. 04, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 123,990,531	$ 123,990,531
Holdings Count | Holding	68	68
Advisory Fees Paid, Amount	$ 777,616
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$123,990,531
Number of Portfolio Holdings	68
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$777,616
Portfolio Turnover	25%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Real Estate	1.7%
Energy	3.0%
Communications	3.3%
Materials	4.0%
Money Market Funds	4.0%
Technology	6.2%
Industrials	7.6%
Consumer Discretionary	8.9%
Health Care	10.3%
Consumer Staples	15.5%
Financials	35.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000222265
Shareholder Report [Line Items]
Fund Name	North Square McKee Bond Fund
Class Name	Class I
Trading Symbol	NMKYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square McKee Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Consistent with our investment philosophy and long-term performance, excess returns were primarily sourced from active security selection and sector rotation, with the majority of the benefit occurring in government securities holdings.

Sixty-two basis points (0.68%) of benchmark outperformance occurred in the first two months of the performance period, with the Fund’s significant overweight to government agency debentures and agency mortgages benefitting from dovish language from the Federal Open Market Committee. Security management and portfolio yield advantage combined to deliver another sixty-six bas points (0.66%) in excess return over the balance of the year. Performance largely mirrored the index return from June 30, 2024 through October 31, 2024.

The Fund's focus on the government securities sector accounted for ninety-eight basis points (0.98%) of the Fund's annual outperformance. Volatility spikes throughout the year created opportunities to actively trade the portfolio’s yield curve and optionality exposure, capturing excess returns when market unrest subsequently eased.

Market volatility is expected to recede from the highest levels of the year. However, ongoing announcements on government policy (especially trade) and the selection of key personnel may lead to temporary spikes.

The Fund expects the consumer will keep the economy on a path of slowing growth, avoiding a recession in 2025. With government stimulus (cash) largely spent, full employment, wage gains, real estate valuations, and portfolio growth will continue to support consumption on a macro level.

With yield spreads very near full valuation, benchmark outperformance will largely result from active management of all risk metrics. The recent move higher in market rates has brought the forward curve into the fair value range, laying the groundwork for total returns in excess of the rate of inflation in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square McKee Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index
May-2021	$50,000	$50,000
Oct-2021	$49,934	$50,697
Oct-2022	$43,776	$42,746
Oct-2023	$43,694	$42,899
Oct-2024	$48,662	$47,423

Average Annual Return [Table Text Block]
	1 Year	Since Inception (May 19, 2021)
North Square McKee Bond Fund - Class I	11.37%	-0.78%
Bloomberg U.S. Aggregate Bond Index	10.55%	-1.52%

Performance Inception Date		May 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 156,242,724	$ 156,242,724
Holdings Count | Holding	455	455
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$156,242,724 Number of Portfolio Holdings455 Advisory Fee (net of waivers)$0 Portfolio Turnover171%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Government Bond Funds	0.2%
Real Estate	0.3%
Consumer Staples	1.3%
Health Care	1.4%
Consumer Discretionary	1.6%
Technology	1.6%
Supranational	1.6%
Communications	2.1%
Short-Term Investments	2.2%
Energy	2.6%
Industrials	2.9%
Asset Backed Securities	3.6%
Utilities	3.9%
Financials	10.0%
U.S. Government & Agencies	14.9%
Mortgage Backed Securities	49.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000222266
Shareholder Report [Line Items]
Fund Name	North Square McKee Bond Fund
Class Name	Class R6
Trading Symbol	NMKBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Square McKee Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://northsquareinvest.com/fund-reports-holdings/. You can also request this information by contacting us at 1-855-551-5521.
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Consistent with our investment philosophy and long-term performance, excess returns were primarily sourced from active security selection and sector rotation, with the majority of the benefit occurring in government securities holdings.

Sixty-two basis points (0.68%) of benchmark outperformance occurred in the first two months of the performance period, with the Fund’s significant overweight to government agency debentures and agency mortgages benefitting from dovish language from the Federal Open Market Committee. Security management and portfolio yield advantage combined to deliver another sixty-six bas points (0.66%) in excess return over the balance of the year. Performance largely mirrored the index return from June 30, 2024 through October 31, 2024.

The Fund's focus on the government securities sector accounted for ninety-eight basis points (0.98%) of the Fund's annual outperformance. Volatility spikes throughout the year created opportunities to actively trade the portfolio’s yield curve and optionality exposure, capturing excess returns when market unrest subsequently eased.

Market volatility is expected to recede from the highest levels of the year. However, ongoing announcements on government policy (especially trade) and the selection of key personnel may lead to temporary spikes.

The Fund expects the consumer will keep the economy on a path of slowing growth, avoiding a recession in 2025. With government stimulus (cash) largely spent, full employment, wage gains, real estate valuations, and portfolio growth will continue to support consumption on a macro level.

With yield spreads very near full valuation, benchmark outperformance will largely result from active management of all risk metrics. The recent move higher in market rates has brought the forward curve into the fair value range, laying the groundwork for total returns in excess of the rate of inflation in the upcoming year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square McKee Bond Fund - Class R6	Bloomberg U.S. Aggregate Bond Index
Dec-2020	$5,000,000	$5,000,000
Oct-2021	$4,952,574	$4,929,663
Oct-2022	$4,351,707	$4,156,567
Oct-2023	$4,348,624	$4,171,371
Oct-2024	$4,863,131	$4,611,295

Average Annual Return [Table Text Block]
	1 Year	Since Inception (December 28, 2020)
North Square McKee Bond Fund - Class R6	11.83%	-0.72%
Bloomberg U.S. Aggregate Bond Index	10.55%	-2.08%

Performance Inception Date		Dec. 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 156,242,724	$ 156,242,724
Holdings Count | Holding	455	455
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$156,242,724 Number of Portfolio Holdings455 Advisory Fee (net of waivers)$0 Portfolio Turnover171%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Government Bond Funds	0.2%
Real Estate	0.3%
Consumer Staples	1.3%
Health Care	1.4%
Consumer Discretionary	1.6%
Technology	1.6%
Supranational	1.6%
Communications	2.1%
Short-Term Investments	2.2%
Energy	2.6%
Industrials	2.9%
Asset Backed Securities	3.6%
Utilities	3.9%
Financials	10.0%
U.S. Government & Agencies	14.9%
Mortgage Backed Securities	49.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.
C000217841
Shareholder Report [Line Items]
Fund Name	North Square Strategic Income Fund
Class Name	Class A
Trading Symbol	ADVAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.15%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The fiscal year ended October 31, 2024, reflected a growing concern on Wall Street and the financial media that the labor market was about to crater and the U.S. economy was on the cusp of a recession. Red Cedar Investment Management (RCIM) has been skeptical of these concerns and has been able to execute a strategy to take advantage of these opportunities. Interest rate volatility has remained elevated against this backdrop and concern about the recent election.

The Fund was positioned with a maximum weighting to preferred and hybrid securities going into the end of 2023. Valuations remained attractive post their sell-off earlier in the year related to banking system challenges. This provided a significant performance boost as the markets rewarded patience with these securities. Security selection was key with a focus on deeply discounted securities with low coupons in which spreads normalized as call probabilities increased.

Security selection and allocation to securitized products has benefited performance more recently as spreads on corporate and hybrid securities have not offered as much value relative to residential and commercial mortgage securities. RCIM has decreased exposure going into the end of the fiscal year to the preferred and hybrid sector and rotated into these mortgage securities. Also, opportunities were found in asset backed “esoteric” securities as the digital infrastructure sector is gaining attention.

With periods of volatility arising from uncertainty in the economy and election, RCIM was able to capture performance through its long volatility exposure trades which can help mitigate downside risk in the portfolio.

Exposure to REIT securities were a detractor to performance as rates came off their lows during the first half of 2024.

The Fund continues to perform well, and believes it provides a strong addition to our clients’ portfolios.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Strategic Income Fund - Class A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
Feb-2023	$9,630	$10,000	$10,000
Oct-2023	$9,199	$9,684	$10,015
Oct-2024	$10,893	$10,705	$10,836

Average Annual Return [Table Text Block]
	1 Year	Since Inception (February 28, 2023)
North Square Strategic Income Fund - Class A
Without Load	18.42%	7.65%
With Load	13.98%	5.25%
Bloomberg U.S. Aggregate Bond Index	10.55%	4.16%
Bloomberg U.S. Intermediate Government/Credit Bond Index	8.20%	4.92%

Performance Inception Date		Feb. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 217,327,685	$ 217,327,685
Holdings Count | Holding	142	142
Advisory Fees Paid, Amount	$ 982,245
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$217,327,685 Number of Portfolio Holdings142 Advisory Fee (net of waivers)$982,245 Portfolio Turnover115%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	1.2%
Purchased Options	0.3%
Consumer Discretionary	1.1%
Communications	1.5%
Materials	2.0%
Industrials	2.8%
Technology	2.8%
Real Estate	3.2%
Energy	3.7%
Short-Term Investments	3.7%
U.S. Government & Agencies	4.7%
Utilities	8.6%
Asset Backed Securities	9.8%
Financials	20.1%
Mortgage Backed Securities	34.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since February 28, 2024.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-855-551-5521 or on the Fund's website at https://northsquareinvest.com/fund-reports-holdings/.

Effective January 1, 2025, the Adviser will reduce the contractual adviser fee of the Fund from an annual rate of 0.70% to 0.56% of the Fund's average daily net assets and waive the advisory fees and/or reimburse operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 0.93% and 0.68% for the Class A shares and Class I shares, respectively.

C000217842
Shareholder Report [Line Items]
Fund Name	North Square Strategic Income Fund
Class Name	Class I
Trading Symbol	ADVNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-551-5521
Additional Information Website	https://northsquareinvest.com/fund-reports-holdings/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The fiscal year ended October 31, 2024, reflected a growing concern on Wall Street and the financial media that the labor market was about to crater and the U.S. economy was on the cusp of a recession. Red Cedar Investment Management (RCIM) has been skeptical of these concerns and has been able to execute a strategy to take advantage of these opportunities. Interest rate volatility has remained elevated against this backdrop and concern about the recent election.

The Fund was positioned with a maximum weighting to preferred and hybrid securities going into the end of 2023. Valuations remained attractive post their sell-off earlier in the year related to banking system challenges. This provided a significant performance boost as the markets rewarded patience with these securities. Security selection was key with a focus on deeply discounted securities with low coupons in which spreads normalized as call probabilities increased.

Security selection and allocation to securitized products has benefited performance more recently as spreads on corporate and hybrid securities have not offered as much value relative to residential and commercial mortgage securities. RCIM has decreased exposure going into the end of the fiscal year to the preferred and hybrid sector and rotated into these mortgage securities. Also, opportunities were found in asset backed “esoteric” securities as the digital infrastructure sector is gaining attention.

With periods of volatility arising from uncertainty in the economy and election, RCIM was able to capture performance through its long volatility exposure trades which can help mitigate downside risk in the portfolio.

Exposure to REIT securities were a detractor to performance as rates came off their lows during the first half of 2024.

The Fund continues to perform well, and believes it provides a strong addition to our clients’ portfolios.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	North Square Strategic Income Fund - Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
Oct-2014	$1,000,000	$1,000,000	$1,000,000
Oct-2015	$1,034,181	$1,019,562	$1,018,568
Oct-2016	$1,069,601	$1,064,119	$1,051,106
Oct-2017	$1,110,538	$1,073,721	$1,057,780
Oct-2018	$1,094,657	$1,051,674	$1,046,242
Oct-2019	$1,204,139	$1,172,715	$1,137,725
Oct-2020	$1,294,844	$1,245,273	$1,202,190
Oct-2021	$1,406,879	$1,239,319	$1,193,353
Oct-2022	$1,263,802	$1,044,962	$1,073,606
Oct-2023	$1,260,431	$1,048,684	$1,097,007
Oct-2024	$1,495,377	$1,159,281	$1,186,943

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
North Square Strategic Income Fund - Class I	18.64%	4.43%	4.11%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg U.S. Intermediate Government/Credit Bond Index	8.20%	0.85%	1.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 217,327,685	$ 217,327,685
Holdings Count | Holding	142	142
Advisory Fees Paid, Amount	$ 982,245
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$217,327,685 Number of Portfolio Holdings142 Advisory Fee (net of waivers)$982,245 Portfolio Turnover115%
Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	1.2%
Purchased Options	0.3%
Consumer Discretionary	1.1%
Communications	1.5%
Materials	2.0%
Industrials	2.8%
Technology	2.8%
Real Estate	3.2%
Energy	3.7%
Short-Term Investments	3.7%
U.S. Government & Agencies	4.7%
Utilities	8.6%
Asset Backed Securities	9.8%
Financials	20.1%
Mortgage Backed Securities	34.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since February 28, 2024.  For more complete information, you may review the sticker to Fund’s prospectus, which is available upon request at 1-855-551-5521 or on the Fund's website at https://northsquareinvest.com/fund-reports-holdings/.

Effective January 1, 2025, the Adviser will reduce the contractual adviser fee of the Fund from an annual rate of 0.70% to 0.56% of the Fund's average daily net assets and waive the advisory fees and/or reimburse operating expenses of the Fund to ensure that the total annual fund operating expenses do not exceed 0.93% and 0.68% for the Class A shares and Class I shares, respectively.